Cover Page	May 04, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001594466
Document Type	8-K
Document Period End Date	May 04, 2020
Entity Registrant Name	PARSLEY ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36463
Entity Tax Identification Number	46-4314192
Entity Address, Address Line One	303 Colorado Street
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	737
Local Phone Number	704-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	PE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false